Long-term debt	6 Months Ended
Jun. 30, 2022
Long-term debts
Long-term debt

6.    Long-term debt

As of June 30, 2022 and December 31, 2021, long-term debt consisted of the following:

Long-term debt

in € THOUS

	June 30,	December 31,
	2022	2021

Schuldschein loans	224,578	—
Bonds	6,725,301	7,071,259
Accounts Receivable Facility	174,871	—
Other	195,741	243,656
Long-term debt	7,320,491	7,314,915
Less current portion	(56,931)	(667,966)
Long-term debt, less current portion	7,263,560	6,646,949

Schuldschein loans

On February 14, 2022, the Company issued €25,000 and €200,000 tranches of Schuldschein loans with maturities of 5 and 7 years, respectively, at variable interest rates. The proceeds were used for general corporate purposes including refinancing of existing liabilities.

Bonds

The bonds issued by Fresenius Medical Care US Finance II, Inc. in the amount of $700,000 (€532,522 as of the date of issuance on January 26, 2012) were redeemed at maturity on January 31, 2022.

Accounts Receivable Facility

On August 11, 2021, the Company amended and restated its accounts receivable securitization program (“Accounts Receivable Facility”), extending it until August 11, 2024. The maximum capacity, $900,000 (€768,049 at August 11, 2021), remains unchanged under the restated Accounts Receivable Facility.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at June 30, 2022 and December 31, 2021:

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	June 30, 2022 (1)		June 30, 2022 (2)

Accounts Receivable Facility	$900,000	€866,466	$181,750	€174,978

	Maximum amount available		Balance outstanding
	December 31, 2021 (1)		December 31, 2021 (2)

Accounts Receivable Facility	$900,000	€794,632	$—	€—

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $12,532 and $12,532 (€12,065 and €11,065) at June 30, 2022 and December 31, 2021, respectively. These letters of credit are not included above as part of the balance outstanding at June 30, 2022 and December 31, 2021. However, the letters reduce available borrowings under the Accounts Receivable Facility.

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (“Syndicated Credit Facility”) in July 2021 which serves as a back-up line for general corporate purposes. On June 8, 2022, the Company amended and extended the Syndicated Credit Facility to extend the term by one year and replace U.S. dollar-LIBOR references with the Term Secured Overnight Financing Rate. As of June 30, 2022, the Syndicated Credit Facility was undrawn.